Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 22.1	$ 20.5	$ 19.3
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	0.8	2.5
Total share-based compensation expense	22.9	21.3	21.8
Related income tax benefit	$ 7.7	$ 7.1	$ 7.5